Note 8 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 8 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Aggregate Intrinsic Value	$ 0	$ 0
Vested and exercisable and expected to vest, end of period	3,122,622	2,099,687	348,865
Vested and exercisable and expected to vest, end of period	$ 0.91	$ 1.06	$ 1.24
Vested and exercisable and expected to vest, end of period	8 years 295 days	9 years 105 days	8 years 292 days
Vested and exercisable and expected to vest, end of period	$ 634,288,000
Vested and exercisable, end of period	864,510	519,901	120,955
Vested and exercisable, end of period	$ 1.70	$ 2.45	$ 2.48
Vested and exercisable, end of period	7 years 262 days	7 years 324 days	8 years 219 days
Vested and exercisable, end of period	$ 104,545,000
Options granted	1,082,000	1,901,476	95,581
Options granted	$ 0.61	$ 0.60	$ 1.24
Options canceled	(21,000)	(41,184)	(92,699)
Options canceled	$ 1.00
Aggregate Intrinsic Value		$ 0	$ 0
Beginning of Period [Member]
Note 8 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Options outstanding	2,291,783	363,413	360,531
Weighted average exercise price	$ 1.02	$ 1.24	$ 1.24
Weighted Average Remaining Contractual Term	9 years 116 days	8 years 292 days	9 years 270 days
Options outstanding		2,291,783	363,413
Weighted average exercise price		$ 1.02	$ 1.24
End of Period [Member]
Note 8 - Summary of Stock Options (Details) - Summary of Option Activity Under All Plans [Line Items]
Options outstanding	2,291,783	363,413
Weighted average exercise price	$ 1.02	$ 1.24
Weighted Average Remaining Contractual Term	8 years 306 days	9 years 116 days	8 years 292 days
Options outstanding	3,352,783	2,291,783	363,413
Weighted average exercise price	$ 0.89	$ 1.02	$ 1.24
Aggregate Intrinsic Value	$ 686,174,000